Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended				4 Months Ended			5 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended
	Jan. 30, 2017	Jan. 29, 2016	Feb. 28, 2017	Feb. 29, 2016	Sep. 29, 2017	Apr. 05, 2017	Apr. 08, 2016	Apr. 07, 2016	May 01, 2017	Apr. 28, 2017	May 02, 2016	May 30, 2017	May 31, 2016	Jul. 14, 2017	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2017	Aug. 10, 2016	Aug. 28, 2017	Dec. 31, 2016
Net proceeds from sale of treasuy stock															$ 2,676	$ 0
Preferred Shares - par value															$ 1					$ 1
Net proceeds from issuance of preferred shares															$ 111,029	$ 0
Common stock - dividends paid								$ 0.08		$ 0.05				$ 0.05	$ 0.05	$ 0.08		$ 0.08
Date declared										Mar. 17, 2017				May 12, 2017				May 31, 2016
Restricted shares granted to non-executive directors							87,500
Restricted shares vested to non-executive directors							87,500
Stock compensation expense							$ 500								$ 0	$ 510
Purchases of Treasury stock, value																18,567
8% Series B Preferred Shares
Preferred Shares - shares issued															2,000,000					2,000,000
Preferred stock dividend rate percentage															8.00%
Preferred stock - dividend paid	$ 0.5	$ 0.5							$ 0.5		$ 0.5						$ 0.50
Dividends paid on preferred shares															$ 2,000	2,000
8.875% Series C Preferred Shares
Preferred Shares - shares issued															2,000,000					2,000,000
Preferred stock dividend rate percentage															8.875%
Preferred stock - dividend paid	$ 0.555469	$ 0.555469							$ 0.555469		$ 0.555469						$ 0.55469
Dividends paid on preferred shares															$ 2,219	2,219
8.75% Series D Preferred Shares
Preferred Shares - shares issued															3,424,803					3,400,000
Preferred stock dividend rate percentage															8.75%
Preferred stock - dividend paid			$ 0.546875	$ 0.546875								$ 0.546875	$ 0.546875						$ 0.546875
Dividends paid on preferred shares															$ 3,739	$ 3,719
9.25% Series E Preferred Shares
Preferred Shares - shares issued						4,600,000									4,600,000
Preferred Shares - par value						$ 1
Liquidation preference, per share						$ 25
Net proceeds from issuance of preferred shares						$ 110,496
Preferred stock dividend rate percentage															9.25%
Preferred stock - dividend paid												$ 0.34045							$ 0.578125
Dividends paid on preferred shares															$ 1,566
Treasury stock
Purchases of Treasury stock, shares																3,271,576
Purchases of Treasury stock, value																$ 18,567
Treasury stock | 8.75% Series D Preferred Shares
Sale of treasury stock															24,803
Net proceeds from sale of treasuy stock															$ 533
Treasury stock | Common shares
Sale of treasury stock					515,000										650,717
Net proceeds from sale of treasuy stock					$ 2,455										$ 2,676
Prior to May 28, 2027 | 9.25% Series E Preferred Shares
Preferred stock dividend rate percentage															9.25%
From and including May 28, 2027 and thereafter | 9.25% Series E Preferred Shares
Preferred stock dividend payment rate															three-month LIBOR plus a spread of 6.881%